JPMorgan US Research Enhanced Equity Fund Average Annual Total Returns - A I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.18%	13.23%	13.87%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	16.55%	14.75%	14.77%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.91%	13.12%	13.12%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.66%	11.42%	11.82%